Share Capital and Additional Paid in Capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Stock by Class

(in thousands of $, except share data)	Shares outstanding	Share Capital	Treasury shares	Additional paid in capital
Ordinary shares - issued and fully paid:
At December 31, 2018	54,099,929	5,410	—	1,189,665
Shares issued	10,655	1	—	125
Share option amortization	—	—	—	259
At December 31, 2019	54,110,584	5,411	—	1,190,049
Shares repurchased	(202,797)	—	(1,661)	—
Share option amortization	—	—	—	284
At December 31, 2020	53,907,787	5,411	(1,661)	1,190,333